UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2023

Item 1. Report to Stockholders.

(a)

Ticker: BRGIX

Semi-Annual

Shareholder Report

June 30, 2023

Table of Contents

Shareholder Letter	1
Sector Allocation	4
Schedule of Investments	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Expense Example	17
Statement Regarding Liquidity Risk Management Program	19
Additional Information	20
Privacy Notice	21

July 10, 2023

Dear Shareholder:

Bridges Investment Fund had a total return of 14.13% in the second quarter of 2023, versus 8.74% for the S&P 500® Index (“S&P 500®”) over the same period. Year to date, the Fund had a total return of 27.27%, versus 16.89% for the S&P 500®. For the twelve-month period ended June 30, 2023, the Fund had a total return of 22.94% versus a 19.59% total return for the S&P 500®.  For the three-year period ended June 30, 2023, the Fund had an average annual total return of 12.07% versus 14.60% for the S&P 500®.  For the five-year period ended June 30, 2023, the Fund had an average annual total return of 11.75% versus 12.31% for the S&P 500®.  For the ten-year period ended June 30, 2023, the Fund had an average annual total return of 12.15% versus 12.86% for the S&P 500®. The Fund’s expense ratio is 0.75%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance stated above. Performance data current to the most recent month end may be obtained by calling 866-934-4700.

U.S. equities advanced during the second quarter of 2023, as investors began to anticipate an eventual end of the Fed’s ongoing interest rate increases.  As interest rates moderated during the quarter, stock prices advanced, with the S&P 500® posting an 8.74% total return, after a 7.48% total return in the first quarter.

The strong start to 2023 for equities has pushed valuations higher, increasing near term risk. The S&P 500® price-to-earnings ratio (“P/E”) on estimated 2024 earnings was 15.6x at the beginning of the year; the P/E on estimated 2024 earnings was 18.1x at the end of the second quarter.

At current valuations, equities trade reasonably close to our assessment of long-term fair value.

The two most salient risks in the intermediate outlook in our view are:

1.	Slowing / weaker corporate earnings as the interest rate increases engineered by the Fed over the past 18 months cool aggregate economic demand, and

2.	Persistently stubborn inflation, emanating from tight labor markets.

We expect heightened equity market volatility in the second half of the year.

We continue to view short term stock price volatility as opportunity to add to, or initiate positions in businesses that have durable competitive advantage and attractive potential to grow shareholder value over the long run.

We believe that it is impossible to predict short-term stock price movements.

Consequently, our focus is on identifying and owning high quality businesses that can compound returns on capital and equity over a period of many years.

The Fund’s companies have generally executed well in recent years, during what has been an exceptionally difficult operating environment.  Over time, our expectation is that the equity market does a reasonably good job of evaluating corporate financial performance and growth in intrinsic value, which is eventually reflected in stock prices.

After a difficult 2022, many of our companies have experienced a strong recovery in their stock prices during the first half of 2023, taking their valuations closer to our estimate of their long-term fair value.  Our definition of “long-term fair value” is the price or valuation at which future gains in share price should be close to future growth in revenues, net income, dividends, and/or free cash flow.

As we noted in the second quarter letter to shareholders last year, valuations are an important component of the return investors earn over time, but ultimately, corporate financial performance matters the most to long-term investors, because equity valuations tend to mean revert over time (i.e., move back toward their long-term average, which is about 16-18x earnings).  For a long-term investor in a business, most of the return on the capital invested is driven by the growth in the business’ cash flows, as opposed to be driven by changes in the market’s valuation of the business.

Consequently, we think it is more important to get the analysis of the business (the durability of its competitive advantage, and the opportunity that it has to grow its value) right over a long investment horizon, than it is to seek to be overly precise around the price or valuation of a business in the short run.

For the owners of exceptional businesses, time is an ally; the longer the holding period, the more time the investor has for their investment to compound at attractive rates.

While we seek to understand equity valuations and develop assessments of the “fair value” of a business based on an estimated valuation multiple of a company’s profits or free cash flow that we believe is appropriate given the quality and growth characteristics of that business, it is the long-term compounding of a company’s profits, dividends, and free cash flows that eventually and ultimately drives shareholder returns.

We continue to focus on identifying and owning companies that have: 1) durable competitive advantage, 2) a demonstrated ability to drive solid financial performance across a variety of economic conditions, 3) attractive opportunities to grow, and 4) sensible valuations.

While we expect continued volatile capital markets conditions in the second half of 2023, we have a high degree of confidence in the ability of our companies to continue to achieve good financial results over the long run, and we expect that shareholder returns will eventually reflect those operating results.

We are appreciative of your investment in the Fund, and we are grateful for your patience during challenging market conditions; we continue to be constructive about the long-term prospects for the Fund’s holdings.

Sincerely,

Edson L. Bridges III
Chief Executive Officer and
Chairman of the Board

Must be preceded or accompanied by a Prospectus.

The opinions expressed herein are those of Edson L. Bridges III and are subject to change. They are not guarantees and should not be considered investment advice.

The S&P 500® Index is a broadly based unmanaged composite of 500 stocks which is widely recognized as representative of price changes for the U.S. equity market in general.  You cannot invest directly in a specific index.

The price-to-earnings ratio is the ratio for valuing a company that measures its current share price relative to its earnings per share (EPS).  EPS is calculated as a company’s profit divided by the outstanding shares of its common stock. The resulting number serves as an indicator of a company’s profitability.

Cash Flow is the total amount of money being transferred into and out of a business, especially as it affects liquidity.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base.

Mutual fund investing involves risk. Principal loss is possible. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Bridges Investment Fund is distributed by Quasar Distributors, LLC.

Bridges Investment Fund®

SECTOR ALLOCATION at June 30, 2023 (Unaudited)

Sector	% of Net Assets

Computer & Electronic Product Manufacturing	26.5%
Publishing Industries (except Internet)	11.5%
Administrative & Support Services	11.4%
Insurance Carriers & Related Activities	8.1%
Nonstore Retailers	6.5%
Securities, Commodity Contracts & Other
Financial Investments & Related Activities	5.7%
Professional, Scientific & Technical Services	5.7%
Truck Transportation	3.8%
Building Material, Garden Equipment & Supplies Dealers	3.1%
Other Information Services	2.4%
Miscellaneous Manufacturing	2.2%
Credit Intermediation & Related Activities	1.9%
Rail Transportation	1.6%
Ambulatory Health Care Services	1.5%
Food Services & Drinking Places	1.0%
Oil & Gas Extraction	0.9%
Health & Personal Care Stores	0.8%
Motor Vehicle & Parts Dealers	0.8%
Electrical Equipment, Appliance & Component Manufacturing	0.8%
Real Estate	0.7%
Broadcasting (except Internet)	0.7%
Plastics & Rubber Products Manufacturing	0.7%
Merchant Wholesalers & Durable Goods	0.7%
Chemical Manufacturing	0.5%
Cash & Cash Equivalents	0.3%[1]
Fabricated Metal Product Manufacturing	0.2%
Total	100.0%

1  Includes short-term investments and liabilities in excess of other assets.

Bridges Investment Fund®

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%

Administrative & Support Services - 11.4%
27,500	MasterCard, Inc. -
	Class A	$10,815,750
35,000	PayPal
	Holdings, Inc.[1]	2,335,550
30,000	TransUnion	2,349,900
32,000	Visa, Inc. - Class A	7,599,360
		23,100,560
Ambulatory Health Care Services - 1.5%
37,500	Alcon, Inc.	3,079,125

Broadcasting (except Internet) - 0.7%
2,200	Cable One, Inc.	1,445,576

Building Material, Garden
Equipment & Supplies Dealers - 3.1%
10,000	Home Depot, Inc.	3,106,400
13,500	Lowe’s
	Companies, Inc.	3,046,950
		6,153,350
Chemical Manufacturing - 0.5%
4,000	The Sherwin-
	Williams Co.	1,062,080

Computer & Electronic
Product Manufacturing - 26.5%
80,000	Alphabet, Inc. -
	Class A1	9,576,000
79,000	Alphabet, Inc. -
	Class C1	9,556,630
111,000	Apple, Inc.	21,530,670
21,000	NVIDIA Corp.	8,883,420
8,000	Thermo Fisher
	Scientific, Inc.	4,174,000
		53,720,720
Credit Intermediation &
Related Activities - 1.9%
26,000	JPMorgan
	Chase & Co.	3,781,440

Electrical Equipment, Appliance &
Component Manufacturing - 0.8%
10,000	Generac
	Holdings, Inc.[1]	1,491,300

Fabricated Metal Product
Manufacturing - 0.2%
4,000	BWX
	Technologies, Inc.	286,280

Food Services & Drinking Places - 1.0%
8,500	Casey’s General
	Stores, Inc.	2,072,980

Health & Personal Care Stores - 0.8%
3,500	Ulta Beauty, Inc.[1]	1,647,082

Insurance Carriers &
Related Activities - 8.1%
18,250	Berkshire Hathaway,
	Inc. - Class B1	6,223,250
30,000	The Progressive Corp.	3,971,100
13,000	UnitedHealth
	Group, Inc.	6,248,320
		16,442,670
Merchant Wholesalers &
Durable Goods - 0.7%
15,000	Copart, Inc.[1]	1,368,150

Miscellaneous Manufacturing - 2.2%
28,000	Edwards
	Lifesciences Corp.[1]	2,641,240
5,500	Intuitive
	Surgical, Inc.[1]	1,880,670
		4,521,910
Motor Vehicle & Parts Dealers - 0.8%
5,000	Lithia Motors, Inc.	1,520,550

Nonstore Retailers - 6.5%
100,000	Amazon.com, Inc.[1]	13,036,000

Oil & Gas Extraction - 0.9%
16,000	EOG Resources, Inc.	1,831,040

Other Information Services - 2.4%
17,000	Meta Platforms,
	Inc. - Class A1	4,878,660

Plastics & Rubber Products
Manufacturing - 0.7%
12,000	AptarGroup, Inc.	1,390,320

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited), Continued

Shares		Value
Professional, Scientific &
Technical Services - 5.7%
27,500	Palo Alto
	Networks, Inc.[1]	$7,026,525
8,000	ServiceNow, Inc.[1]	4,495,760
		11,522,285
Publishing Industries
(except Internet) - 11.5%
11,500	Adobe, Inc.[1]	5,623,385
52,000	Microsoft Corp.	17,708,080
		23,331,465
Rail Transportation - 1.6%
16,050	Union Pacific Corp.	3,284,151

Real Estate - 0.7%
7,500	American Tower
	Corp. - REIT	1,454,550

Securities, Commodity Contracts &
Other Financial Investments &
Related Activities - 5.7%
3,900	BlackRock, Inc.	2,695,446
4,000	Chemed Corp.	2,166,680
20,000	Intercontinental
	Exchange, Inc.	2,261,600
11,000	S&P Global, Inc.	4,409,790
		11,533,516
Truck Transportation - 3.8%
21,000	Old Dominion
	Freight Line, Inc.	7,764,750

TOTAL COMMON STOCKS
(Cost $64,831,947)		201,720,510

SHORT-TERM INVESTMENTS - 0.4%

Money Market Funds - 0.4%
832,754	First American
	Treasury
	Obligations Fund -
	Class X 5.035%[2]	832,754

TOTAL SHORT-TERM
INVESTMENTS
(Cost $832,754)		832,754

TOTAL INVESTMENTS - 100.1%
(Cost $65,664,701)		202,553,264
LIABILITIES IN EXCESS OF
OTHER ASSETS - (0.1)%		(121,297)
TOTAL NET ASSETS - 100.0%		$202,431,967

REIT - Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2023 (Unaudited)

ASSETS:
Investments in securities, at value (cost $65,664,701)	$202,553,264
Receivables:
Fund shares sold	1,745
Dividends and interest	26,731
Prepaid expenses	25,206
Total assets	202,606,946

LIABILITIES:
Payables:
Fund shares redeemed	1,000
Investment advisory fees	80,645
Fund administration fees	26,398
Transfer agent fees	15,056
Fund accounting fees	12,092
Audit fees	10,915
Trustee fees	9,083
Printing and mailing expenses	8,058
Miscellaneous expenses	5,415
Custody fees	2,713
Chief Compliance Officer fees	2,418
Legal fees	1,186
Total liabilities	174,979
NET ASSETS	$202,431,967

COMPONENTS OF NET ASSETS:
Paid-in capital	$51,135,887
Total distributable (accumulated) earnings (losses)	151,296,080
Net assets	$202,431,967

Net assets value (unlimited shares authorized):
Net assets	$202,431,967
Shares of beneficial interest issued and outstanding	2,284,371
Net asset value, offering, and redemption price per share	$88.62

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax and issuance fees of $1,184)	$654,053
Interest	35,896
Other income	610
Total investment income	690,559

EXPENSES
Investment advisory fees	446,727
Fund administration & fund accounting fees	98,640
Transfer agent fees	40,549
Trustee fees	25,032
Miscellaneous expense	20,091
Professional fees	17,568
Registration fees	11,255
Custody fees	9,887
Reports to shareholders	7,691
Chief Compliance Officer fees	7,449
Insurance expenses	2,792
Total expenses	687,681
Net investment income (loss)	2,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (See Note 6)	13,023,992
Net change in unrealized appreciation/depreciation
on investments and foreign currency	32,213,321
Net realized and unrealized gain (loss)
on investments and foreign currency	45,237,313
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,240,191

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
NET INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)	$2,878	$(205,014)
Net realized gain (loss) on investments	13,023,992	10,585,699
Net change in unrealized appreciation/
depreciation on investments	32,213,321	(86,564,264)
Net increase (decrease) in net assets
resulting from operations	45,240,191	(76,183,579)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(18,415)	(12,288,326)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from
capital share transactions[1]	(17,841,708)	(6,600,193)
Total increase (decrease) in net assets	27,380,068	(95,072,098)

NET ASSETS
Beginning of period/year	175,051,899	270,123,997
End of period/year	$202,431,967	$175,051,899

[1]	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
	Shares	Value	Shares	Value
Shares sold	12,925	$987,682	83,296	$6,567,356
Shares issued to holders
in reinvestment
of distributions	102	7,885	76,390	5,680,347
Shares redeemed	(242,216)	(18,837,275)	(235,455)	(18,847,896)
Net increase (decrease)	(229,189)	$(17,841,708)	(75,769)	$(6,600,193)

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	June 30,
	2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning
of period/year	$69.64	$104.32	$88.73	$73.02	$57.40	$60.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	—	(0.08)	(0.12)	0.03	0.28	0.29
Net realized and
unrealized gain (loss)
on investments	18.99	(29.59)	22.81	19.14	18.06	(2.51)
Total from operations	18.99	(29.67)	22.69	19.17	18.34	(2.22)

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.01)	—	—	(0.08)	(0.29)	(0.28)
Distributions from
net realized gain	—	(5.01)	(7.10)	(3.38)	(2.43)	(0.67)
Total distributions	(0.01)	(5.01)	(7.10)	(3.46)	(2.72)	(0.95)
Net asset value,
end of period/year	$88.62	$69.64	$104.32	$88.73	$73.02	$57.40
Total return	27.27%[2]	(28.75)%	25.93%	26.44%	32.13%	(3.76)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (000’s)	$202,432	$175,052	$270,124	$238,235	$195,798	$151,571
Ratio of net expenses
to average net assets	0.75%[3]	0.77%	0.72%	0.77%	0.79%	0.77%
Ratio of net investment
income (loss) to
average net assets	0.00%[3,4]	(0.10)%	(0.12)%	0.05%	0.42%	0.40%
Portfolio turnover rate	3.0%[2]	10.9%	9.2%	8.9%	16.9%	2.8%

[1]	Calculated based on average shares outstanding during the period.
[2]	Not Annualized.
[3]	Annualized.
[4]	Does not round to 0.0% or (0.0)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Bridges Investment Fund® (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. Prior to converting to the Trust on January 3, 2023, the Fund was organized as a standalone entity incorporated in the State of Nebraska.  The Fund commenced operations on July 1, 1963.

The investment objective of the Fund is to seek long-term capital appreciation, with a secondary objective of generating a modest amount of current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Bridges Investment Management, Inc. (the “Adviser”) as the Fund’s Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited), Continued

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See the Schedules of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$201,720,510	$—	$—	$201,720,510
Short-Term Investments	832,754	—	—	832,754
Total Investments
in Securities	$202,553,264	$—	$—	$202,553,264

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited), Continued

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At the most recent fiscal year ended December 31, 2022, the Fund had no post-October losses. At the most recent fiscal year ended December 31, 2022, the Fund had no capital loss carryovers available for federal income tax purposes.

As of June 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of June 30, 2023, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited), Continued

arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available, online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

J.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited), Continued

compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the six months ended June 30, 2023, the advisory fees incurred by the Funds are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Cap”) to 1.05% of the Fund’s average daily net assets. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Fund must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund towards operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Adviser did not waive any fees or reimburse expenses for the six months ended June 30, 2023. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2023 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as the Fund’s custodian. U.S. Bank N.A. is an affiliate of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sale and maturity of securities, excluding short-term investments, were $5,692,513 and $22,612,363, respectively.

For the six months ended June 30, 2023, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Fund.

Bridges Investment Fund®

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited), Continued

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2023 (estimated), and the year ended December 31, 2022, for the Fund was as follows:

	June 30, 2023	December 31, 2022
Ordinary income	$18,415	$—
Long-term capital gain	—	12,288,327

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended December 31, 2022 were as follows:

Cost of investments	$71,415,711
Gross tax unrealized appreciation	105,060,551
Gross tax unrealized depreciation	(1,150,990)
Net tax unrealized appreciation (depreciation)	103,909,561
Undistributed ordinary income	—
Undistributed long-term capital gain	2,164,743
Total distributable earnings	2,164,743
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$106,074,304

NOTE 6 – INVESTMENT TRANSACTIONS

During the six months ended June 30, 2023, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

Redemptions
In-Kind	Realized Gains	Realized Losses
$6,701,094	$6,483,243	$ —

Bridges Investment Fund®

EXPENSE EXAMPLE For the Six Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/23 – 6/30/23).

Actual Expenses

The Actual line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. In addition to the Fund’s expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Fund has shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line of the following tables include information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bridges Investment Fund®

EXPENSE EXAMPLE For the Six Months Ended June 30, 2023 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/23 - 6/30/23[1]
Actual	$1,000.00	$1,272.70	$4.23
Hypothetical
(5% return
before expenses)	$1,000.00	$1,021.08	$3.76

[1]
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% multiplied by the average account value over the period, multiplied by 181/365 days (to reflect the one-half year period).

Bridges Investment Fund®

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Adviser’s Chief Compliance Officer (“Adviser CCO”) to serve as the administrator of the program. The Adviser CCO conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser CCO manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Adviser CCO’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser CCO regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, the Adviser CCO provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Bridges Investment Fund®

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 866-934-4700 or by accessing the Fund’s website at www.bridgesfund.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866-934-4700 Furthermore, you can obtain the Fund’s proxy voting records on the Fund's website at www.bridgesfund.com and on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.bridgesfund.com. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling 866-934-4700.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus, as well as annual and semi-annual reports for the Fund, if applicable. In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 866-934-4700 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 866-934-4700. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.bridgesfund.com.

Bridges Investment Fund®

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Bridges Investment Fund®
C/O U.S. Bancorp Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Adviser
BRIDGES INVESTMENT MANAGEMENT, INC.
P.O. Box 542021
Omaha, Nebraska 68154

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(866) 236-0050

Independent Registered Public Accounting Firm
COHEN & COMPANY, LTD.
324 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
SULLIVAN & WORCESTER, LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Bridges Investment Fund®
Symbol – BRGIX
CUSIP – 74316P652

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    September 5, 2023

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    September 5, 2023

* Print the name and title of each signing officer under his or her signature.